Non-current assets - intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,494	$ 14,579
Amortisation expense	(1,084)	(1,084)	$ (1,336)
Ending balance	12,410	13,494	14,579
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,494	14,579
Amortisation expense	(1,084)	(1,084)	(1,084)
Ending balance	$ 12,410	$ 13,494	$ 14,579